Leases - Additional information (Detail) - USD ($) $ in Thousands	1 Months Ended
	May 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jan. 31, 2019	Nov. 30, 2018	Jun. 30, 2018
Initial lease term of contract				7 years
Description of option to expand lease term						The initial term of the lease is nine months with a five-year extension option at the discretion of the lessee.
Lease rental expense		$ 23		$ 19		$ 1
Annual lease escalation percentage				5.00%		3.00%
Sublease rental expense				$ 19
PCJW Properties [Member]
Initial lease term of contract			2 years		5 years	5 years
Lease rental expense		$ 230
Annual lease escalation percentage		3.50%	3.00%		4.00%	4.00%
Sublease rental expense			$ 10		$ 5	$ 5
Lease expiration date		Oct. 31, 2021
Whalerock Industries Holding Company, LLC [Member]
Initial lease term of contract	18 months
Sublease rental expense	$ 140